Auditor's remuneration (Tables)	12 Months Ended
Jun. 30, 2025
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Summary of Auditors' Remuneration

	2025	2024	2023
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	10.295	10.558	9.700
Audit of the accounts of subsidiaries, joint ventures and associates	0.551	0.534	0.551
Audit-related assurance services required by legislation to be provided by the auditor	1.814	1.871	1.808
Other assurance and agreed-upon procedures under legislation or contractual arrangements	2.093	2.261	1.991

Total assurance services	14.753	15.224	14.050

Fees payable to the Group’s auditors for non-assurance services
Other services	–	0.498	0.180

Total other services	–	0.498	0.180

Total fees	14.753	15.722	14.230